TAXES ON INCOME (Schedule of Net Profit (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
United States	$ (461)	$ (238)
Israel	2,579	896
Profit (loss) before taxes on income	$ 2,118	$ 658	$ (1,012)